PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
At cost:
Buildings	165,276	169,170
Mold and tooling	99,218	101,563
Computer and electronic equipment	6,707	6,993
Machinery and equipment	254,532	263,587
Vehicles	942	1,204
Other logistic equipment	7,449	7,641
Construction in progress(i)	14,591	15,201
Property, plant and equipment, subtotal	548,715	565,359
Less: accumulated depreciation(ii)	(379,298)	(380,090)
Less: accumulated impairment(iii)	(3,004)	(3,892)
Property, plant and equipment, net(iv)	166,413	181,377

(i)	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.

(ii)	Depreciation expenses for the six months ended June 30, 2024 and 2023 were US$10,605 thousand and US$18,329 thousand, respectively.

(iii)	There was no impairment charges for the six months ended June 30, 2024 and 2023.

(iv)	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure the borrowings were US$52,271 thousand and US$58,584 thousand as of June 30, 2024 and December 31, 2023, respectively.

The carrying amounts of nine vehicles pledged by Shandong Baoya in April 2024 to secure the borrowings was US$119 thousand. The carrying amounts of buildings, molds and tooling, machines and equipment pledged by Xiangyang Yazhi to secure the borrowings were US$26,039 thousand and US$28,581 thousand as of June 30, 2024 and December 31, 2023, respectively. The details of the assets pledged by Xiangyang Yazhi are disclosed in note 17.

The carrying amounts of buildings, machines and equipment pledged by Dezhou Yarui to secure the borrowings were US$1,995 thousand and US$1,961 thousand as of June 30, 2024 and December 31, 2023, respectively.

During the six months ended June 30, 2024, all the machinery and equipment of Bijie Yabei that were frozen were sold to repay the loan principal and partial interests owed to Bijie Jinhaihu New District Management Committee. Therefore, no frozen assets remained as of June 30, 2024. The details are disclosed in note 18. The carrying amount of the machinery and equipment of Bijie Yabei that were frozen was US$152 thousand as of December 31, 2023.